RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Short-term debt guaranteed by Company	$ 15,851,377
Notes payable guaranteed by Company	12,866,563
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	9,985,370	26,105,707	26,316,581
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,755,413	4,718,094
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	11,095,964	1,572,698
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	22,984,497	3,145,396
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,170,275	9,672,092
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		2,395,047
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	2,999,097		5,199,891
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,170,275	12,376,238	11,645,845
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,755,413	4,718,094
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		1,572,698
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		7,784,855
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,170,275	9,672,092
Related Party Transaction Thirteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	7,136,843	7,775,696	14,701,440
Related Party Transaction Fourteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		12,931,551	2,292,532
Related Party Transaction Fifteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	15,851,377	13,367,933
Related Party Transaction Sixteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	440,107	102,622
Related Party Transaction Seventeen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	12,866,563
Related Party Transaction Eighteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,755,413
Related Party Transaction Nineteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 4,755,413